Financial Assets - Other non-current and current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets
Other financial assets with associated parties	€ 418	€ 418
Other financial assets with third parties	58,479	33,504
Total other non-current and current financial assets	€ 58,897	€ 33,922